Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	KINETICS MUTUAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001083387
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2013
Kinetics Alternative Income Fund (First Prospectus Summary) | Kinetics Alternative Income Fund | Advisor Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWIAX
Kinetics Alternative Income Fund (First Prospectus Summary) | Kinetics Alternative Income Fund | Advisor Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWICX
Kinetics Alternative Income Fund (Second Prospectus Summary) | Kinetics Alternative Income Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWIIX
Kinetics Alternative Income Fund (Third Prospectus Summary) | Kinetics Alternative Income Fund | No Load Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KWINX